ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	$ 15,087	$ 839
Future interest expense on lease obligations	(969)	(91)
Lease obligations	14,118	748
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	6,549	277
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	6,689	527
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	$ 1,849	$ 35